Net Loss Per Share (Tables)	12 Months Ended
Aug. 31, 2014
Net Loss Per Share Tables
Computation of basic and diluted net loss per share

Following is the computation of basic and diluted net loss per share for the years ended August 31, 2014 and 2013:

	Years Ended August 31,
	2014	2013
Basic and Diluted EPS Computation
Numerator:
Loss available to common stockholders'	$(3,892,381)	$(4,272,532)
Denominator:
Weighted average number of common shares outstanding	24,279,448	22,686,892
Basic and diluted EPS	$(0.16)	$(0.19)

The shares listed below were not included in the computation of diluted losses per share because to do so would have been antidilutive for the periods presented:

Convertible debt	2,624,651	-
Warrants issuable upon conversion of debt (See "NOTE 2 - Convertible Promissory Notes" above)	5,249,303	-
Warrants	3,302,001	2,380,126
Stock options	1,325,837	970,838